Convertible Notes Payable - Schedule of Convertible Note Payable (Details) - USD ($)		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Total		$ 31,086		$ 10,762
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC [Member]
Total		12,318	[1]	10,762	[2]	[2]
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC 5/4/2021 [Member]
Total	[3]	11,096
Unsecured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Total	[4]	3,699
Unsecured Convertible Promissory Note One [Member] | GPL Ventures LLC 3/2/2021 [Member]
Total	[5]	$ 3,973

[1]	On June 23, 2020, the Company issued GPL Ventures LLC ("GPL") a Convertible Promissory Note (the "Note") in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice ("Notice Shares") will be equal to the Conversion Amount divided by the Conversion Price. "Trading Price" means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the "OTCBB") as reported by a reliable reporting service ("Reporting Service") mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The "Valuation Period" shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder's brokerage account, as reported by Holder ("Valuation Start Date"). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of shares underlying the Note and the warrant and to have declared effective such Registration Statement (which occurred on July 13, 2020). In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. As of March 31, 2021, $16,000 principal plus $2,569 interest were due.
[2]	On June 23, 2020, the Company issued GPL Ventures LLC ("GPL") a Convertible Promissory Note (the "Note") in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice ("Notice Shares") will be equal to the Conversion Amount divided by the Conversion Price. "Trading Price" means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the "OTCBB") as reported by a reliable reporting service ("Reporting Service") mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The "Valuation Period" shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder's brokerage account, as reported by Holder ("Valuation Start Date"). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of shares underlying the Note and the warrant and to have declared effective such Registration Statement (which occurred on July 13, 2020). In the event that the Company doesen't maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. As of December 31, 2020, $16,000 principal plus $2,169 interest were due on the Note.
[3]	On February 5, 2021, the Company issued GPL Ventures, LLC ("GPL") a Convertible Promissory Note (the "Note") in the amount of Seventy-Five Thousand and NO/100 Dollars ($75,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice ("Notice Shares") will be equal to the Conversion Amount divided by the Conversion Price. "Trading Price" means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the "OTCBB") as reported by a reliable reporting service ("Reporting Service") mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The "Valuation Period" shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder's brokerage account, as reported by Holder ("Valuation Start Date"). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on February 10, 2021. As of March 31, 2021, $75,000 principal plus $1,007 interest were due.
[4]	On February 5, 2021, the Company issued Quick Capital, LLC ("Quick") a Convertible Promissory Note (the "Note") in the amount of Twenty-Five Thousand and NO/100 Dollars ($25,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice ("Notice Shares") will be equal to the Conversion Amount divided by the Conversion Price. "Trading Price" means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the "OTCBB") as reported by a reliable reporting service ("Reporting Service") mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The "Valuation Period" shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder's brokerage account, as reported by Holder ("Valuation Start Date"). The Note has a term of one (1) year and bears interest at 10% annually. The Company and Quick also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures. The transaction closed on February 12, 2021. As of March 31, 2021, $25,000 principal plus $322 interest were due.
[5]	On March 2, 2021, the Company issued GPL Ventures, LLC ("GPL") a Convertible Promissory Note (the "Note") in the amount of Fifty Thousand and NO/100 Dollars ($50,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice ("Notice Shares") will be equal to the Conversion Amount divided by the Conversion Price. "Trading Price" means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the "OTCBB") as reported by a reliable reporting service ("Reporting Service") mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The "Valuation Period" shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder's brokerage account, as reported by Holder ("Valuation Start Date"). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 10,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. The transaction closed on March 9, 2021. As of March 31, 2021, $50,000 principal plus $301 interest were due.